Critical accounting estimates and judgments	12 Months Ended
Dec. 31, 2025
Accounting Estimates And Judgements [Abstract]
Critical accounting estimates and judgments

3	Key sources of estimation uncertainty and critical accounting judgments
The preparation of financial statements under IFRS requires the Group to make estimates and judgments that affect the application of policies and reported amounts. Estimates and judgments are continually evaluated along with other factors including expectations of future events that are believed to be reasonable under the circumstances. Actual results may differ from these estimates.
Although these estimates and judgments made by the Company’s management were based on the best information available at December 31, 2025, it is possible that events which might take place in the future would require their adjustment in future periods.
Included below are the areas that management believes require critical accounting judgments. There were no key sources of estimation uncertainty.
3.1 Critical accounting judgments
(a) Internally-generated software development costs
Costs relating to internally-generated software development costs are capitalized if the criteria for recognition as assets are met. The initial capitalization of costs is based on management’s judgment of technological feasibility including the following:
•the intention to complete the intangible asset;
•the ability to use the intangible asset;
•how the intangible asset will generate probable future economic benefits;
•the availability of adequate resources to complete the intangible asset; and
•the ability to measure reliably the expenditure attributable to the intangible asset.
In making this judgment, management considers the progress made in each development project and its latest forecasts for each project. Other expenditure not eligible for capitalization is charged to the Consolidated Statement of Profit or Loss and Other Comprehensive Income in the year in which the expenditure is incurred. Following initial recognition, intangible assets are carried at cost less any accumulated amortization and any accumulated impairment losses.